Finance debt - Currency of long-term debt percentage (Details) - Average	Dec. 31, 2023	Dec. 31, 2022
Short term debt | Euro
Borrowings
Borrowings, interest rate (as a percent)	3.30%	0.90%
Short term debt | U.S. dollars
Borrowings
Borrowings, interest rate (as a percent)	5.50%	2.20%
Short term debt | Other Currency [Member]
Borrowings
Borrowings, interest rate (as a percent)	2.50%
Long term debt and current portion of long-term debt | Euro
Borrowings
Borrowings, interest rate (as a percent)	2.40%	1.80%
Long term debt and current portion of long-term debt | U.S. dollars
Borrowings
Borrowings, interest rate (as a percent)	5.90%	5.10%
Long term debt and current portion of long-term debt | Other Currency [Member]
Borrowings
Borrowings, interest rate (as a percent)	5.90%	2.40%